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November 27, 2007

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

ATTN: Document Control - Edgar

RE:  RiverSource of New York Account 8 ("Registrant")

     RiverSource Succession Select(R) Variable Life Insurance (Succession Select-NY)
     File Nos. 333-42257/811-5213

Dear Commissioners:

Registrant certifies that the forms of supplement to the Prospectus for Succession Select-NY that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions concerning this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 671-2237.

Sincerely,


/s/ Rodney J. Vessels
-------------------------------------
Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary
RiverSource Insurance Co. of New York